SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Operating Loss Carryforwards [Line Items]
Income before tax expenses	$ 57,269	$ 1,189,864	$ 292,872
Tax effect on non-assessable income	(5)	(3,757)	(2)
Tax effect of different tax rates available to different jurisdictions	2,368
Tax effect on non-deductible expenses	19,796
Tax effect of two-tier tax rate	(21,121)	(21,191)	(3,141)
Tax reduction allowed by Hong Kong government			(192)
Income tax expenses	$ 10,489	$ 171,379	$ 44,988
Tax effect on non-assessable income	(0.01%)	(0.32%)
Tax effect of different tax rates available to different jurisdictions	4.13%
Tax effect on non-deductible expenses	34.57%
Tax effect of two-tier tax rate	(36.89%)	(1.78%)	(1.07%)
Tax reduction allowed by Hong Kong government			(0.07%)
Effective tax rate	18.30%	14.40%	15.36%
Cayman Islands Tax Information Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax expenses at HKSAR statutory tax rate
Hong Kong Profits Tax rate
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax expenses at HKSAR statutory tax rate	$ 9,451	$ 196,327	$ 48,323
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%